CORPORATE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
CORPORATE INCOME TAX
Summary of major components of tax expense

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Income taxes
Current income tax expense	58,701	—	111,426	4,668,859
Deferred income tax expense/(income)	150,536	946,738	(22,294)	(934,174)
Income tax expense reported in the consolidated statement of operations	209,237	946,738	89,132	3,734,685

Summary of reconciliation of tax computed by applying the Vietnam's statutory tax rate of 20% to the Group's income tax expense

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Loss before tax expense	(32,009,724)	(48,902,132)	(57,382,539)	(2,404,363,492)
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(6,401,985)	(9,780,426)	(11,476,508)	(480,872,691)
Effect of preferential tax rates	3,086,200	4,397,659	5,189,246	217,432,638
Foreign tax rates differential	(128,853)	(232,379)	(341,129)	(14,293,538)
Non-deductible expenses	181,983	684,104	2,411,043	101,024,110
Change in valuation allowance	3,471,892	5,877,780	4,306,480	180,444,166
Estimated income tax expense	209,237	946,738	89,132	3,734,685

Summary of deferred tax assets and deferred tax liabilities

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Deferred tax assets
Unrecognised tax loss carried forward	1,745,182	3,238,531	5,051,815	211,674,139
Deferred tax assets from lease back transaction	—	2,806,243	3,159,925	132,402,791
Written-off R&D expenses	118,549	877,778	2,136,302	89,512,361
Lease liabilities	384,044	904,451	1,063,152	44,546,719
Exceeding-deductible-cap interest expense carried forward	430,351	728,237	1,119,351	46,901,492
Start-up costs	—	704,720	794,479	33,289,156
Provision for net realizable value of inventory	11,281	192,142	443,048	18,563,982
Impairment of lease assets	—	122,954	44,663	1,871,407
Others	534,947	173,872	732,297	30,683,692
Total deferred tax assets	3,224,354	9,748,928	14,545,032	609,445,739
Less valuation allowance	(2,840,310)	(7,570,934)	(12,046,066)	(504,737,535)
Total deferred tax assets, net amount	384,044	2,177,994	2,498,966	104,708,204
Deferred tax liabilities
Deferred tax liabilities from lease back transaction	—	(2,115,120)	(2,202,528)	(92,287,271)
Right-of-use assets	(384,044)	(904,451)	(1,063,152)	(44,546,719)
Others	(1,243)	(106,404)	(158,973)	(6,661,066)
Total deferred tax liabilities	(385,287)	(3,125,975)	(3,424,653)	(143,495,056)
Net deferred tax liabilities	(1,243)	(947,981)	(925,687)	(38,786,852)
Reflected in the consolidated balance sheet as follows:
Deferred tax assets	50,219	—	—	—
Deferred tax liabilities	(51,462)	(947,981)	(925,687)	(38,786,852)
Deferred tax liabilities, net	(1,243)	(947,981)	(925,687)	(38,786,852)

Summary of movement of valuation allowance

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Balance at beginning of the year	1,721,902	2,840,310	7,570,934	317,226,766
Additions	1,118,408	4,730,624	4,475,132	187,510,769
Balance at end of the year	2,840,310	7,570,934	12,046,066	504,737,535

Summary of tax losses mainly arising in Vietnam that will expire in several years for deduction against future taxable profit

				Tax losses amount
		Tax losses amount	Forfeited amount	after fortfeit
Originating year	Can be utilized up to	VND million	VND million	VND million
2018	2023	38,141	(38,141)	—
2019	2024	3,159,750	—	3,159,750
2020	2025	10,146,449	—	10,146,449
2021	2026	16,833,932	—	16,833,932
2022	2027	26,647,819	—	26,647,819
2023	2028	4,975,403	—	4,975,403
TOTAL		61,801,494	(38,141)	61,763,353